Basis of Preparation - Disclosure of Detailed Information about Reconciliation of Lease Commitments to Lease Liabilities (Detail) $ in Thousands	Jan. 01, 2019 USD ($)
Schedule of Detailed Information about Reconciliation of Lease Commitments to Lease Liabilities [Abstract]
Operating lease commitments beginning balance	$ 307
Impact of discounting using the incremental borrowing rate at January 1, 2019	(25)
Recognition exemption for leases with less than 12 months of lease term at transition	(53)
Operating lease commitments ending balance	$ 229